REVENUE - Contract Balances and Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue [abstract]
Contract assets	$ 324		$ 324		$ 252
Contract liabilities	(4,701)		(4,701)		$ (2,616)
Revenue recognized that relates to brought forward contract liabilities	$ 780	$ 563	$ 1,902	$ 1,714